GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 77.9%
	Agriculture — 4.5%
52,000	Archer-Daniels-Midland Co.(a)	$1,829,360
30,500	Bunge Ltd.(a)	1,251,415
74,990	Nutrien Ltd.(a)	2,545,161

		5,625,936

	Energy and Energy Services — 13.0%
11,700	Apache Corp.	48,906
13,500	Baker Hughes Co.	141,750
42,000	BP plc, ADR(a)	1,024,380
21,100	Cabot Oil & Gas Corp.	362,709
23,300	Chevron Corp.(a)	1,688,318
6,000	Concho Resources Inc.(a)	257,100
6,800	ConocoPhillips	209,440
6,000	Devon Energy Corp.	41,460
4,000	Diamondback Energy Inc.	104,800
61,500	Eni SpA	625,378
11,500	EOG Resources Inc.(a)	413,080
60,500	Exxon Mobil Corp.(a)	2,297,185
26,600	Halliburton Co.(a)	182,210
5,000	Helmerich & Payne Inc.	78,250
4,700	Hess Corp.(a)	156,510
6,500	HollyFrontier Corp.	159,315
69,682	Kinder Morgan Inc.(a)	969,973
18,695	Marathon Petroleum Corp.(a)	441,576
7,100	Noble Energy Inc.	42,884
8,098	Occidental Petroleum Corp.(a)	93,775
14,500	ONEOK Inc.	316,245
11,700	Phillips 66(a)	627,705
5,100	Pioneer Natural Resources Co.(a)	357,765
110,500	Royal Dutch Shell plc, Cl. A	1,947,602
31,970	Schlumberger Ltd.(a)	431,275
21,000	Suncor Energy Inc.(a)	331,800
15,000	Sunoco LP	234,600
39,500	The Williams Companies Inc.(a)	558,925
36,500	TOTAL SA, ADR(a)	1,359,260
12,300	Valero Energy Corp.(a)	557,928

		16,062,104

	Food and Beverage — 3.1%
88,594	Mowi ASA	1,351,946
15,000	Pilgrim’s Pride Corp.†	271,800
39,000	Tyson Foods Inc., Cl. A(a)	2,256,930

		3,880,676

	Health Care — 6.1%
8,900	IDEXX Laboratories Inc.†(a)	2,155,936
46,000	Zoetis Inc.(a)	5,413,740

		7,569,676

	Machinery — 4.1%
22,500	AGCO Corp.	1,063,125
147,000	CNH Industrial NV(a)	824,670
15,800	Deere & Co.(a)	2,182,928

Shares		Market Value
80,000	Kubota Corp.	$1,027,854

		5,098,577

	Metals and Mining — 44.7%
75,500	Agnico Eagle Mines Ltd.(a)	3,004,145
435,416	Alamos Gold Inc., Cl. A(a)	2,177,080
68,000	AngloGold Ashanti Ltd., ADR(a)	1,130,840
754,100	B2Gold Corp.(a)	2,307,546
321,444	Barrick Gold Corp.(a)	5,888,854
475,000	Belo Sun Mining Corp.†	128,260
29,000	BHP Group Ltd., ADR(a)	1,064,010
875,000	Centamin plc	1,321,591
67,000	Endeavour Mining Corp.†	952,654
451,000	Evolution Mining Ltd.	1,059,708
100,000	Fortuna Silver Mines Inc.†	231,000
56,600	Franco-Nevada Corp.(a)	5,632,832
124,274	Fresnillo plc	1,029,275
382,313	Gold Road Resources Ltd.†	323,346
221,124	Harmony Gold Mining Co. Ltd., ADR†	482,050
481,500	Hochschild Mining plc	636,346
37,500	Kirkland Lake Gold Ltd.(a)	1,110,000
101,626	Kirkland Lake Gold Ltd., North America	2,993,248
10,000	Labrador Iron Ore Royalty Corp.	119,449
68,000	MAG Silver Corp.†	522,240
174,952	Newcrest Mining Ltd.	2,480,482
132,456	Newmont Corp.(a)	5,997,608
67,085	Northern Dynasty Minerals Ltd.†	25,828
309,357	Northern Star Resources Ltd.	2,003,708
359,975	OceanaGold Corp.	345,318
98,700	Osisko Gold Royalties Ltd.	736,410
29,100	Pan American Silver Corp.	417,003
600,000	Perseus Mining Ltd.†	341,381
86,000	Pretium Resources Inc.†	487,620
51,000	Rio Tinto plc, ADR(a)	2,323,560
16,400	Royal Gold Inc.(a)	1,438,444
275,000	Saracen Mineral Holdings Ltd.†	620,790
100,000	SEMAFO Inc.†	193,988
83,500	SSR Mining Inc.†	950,230
42,000	Teranga Gold Corp.†	206,225
72,000	Torex Gold Resources Inc.†	697,335
10	Westgold Resources Ltd.†	12
149,850	Wheaton Precious Metals Corp.(a)	4,125,371

		55,505,787

	Specialty Chemicals — 2.4%
26,000	CF Industries Holdings Inc.(a)	707,200
20,000	FMC Corp.(a)	1,633,800
58,500	The Mosaic Co.(a)	632,970

		2,973,970

	TOTAL COMMON STOCKS	96,716,726

	EXCHANGE TRADED FUNDS — 1.7%
92,000	VanEck Vectors Gold Miners ETF	2,119,680

1

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Metals and Mining — 0.0%
90,000	Pan American Silver Corp., CVR†	$30,600

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
$200,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24(b)(c)	203,000
350,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	235,833
350,000	Pretium Resources Inc., 2.250%, 03/15/22	314,580

		753,413

	TOTAL CONVERTIBLE CORPORATE BONDS	753,413

	U.S. GOVERNMENT OBLIGATIONS — 19.8%
24,545,000	U.S. Treasury Bills, 0.020% to 1.495%††, 05/07/20 to 09/24/20(d)	24,540,168

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 100.0% (Cost $180,333,866)	$124,160,587

Shares		Market Value
	SECURITIES SOLD SHORT — (1.7)%
	Exchange Traded Funds — (1.7)%
92,000	VanEck Vectors Gold Miners ETF(e)	$2,119,680

(a)	Securities, or a portion thereof, with a value of $59,966,807 were deposited with the broker as collateral for options written.
(b)

At March 31, 2020, the Fund held an investment in a restricted and illiquid security amounting to $203,000 or 0.16% of total investments before options written and securities sold short, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/20 Carrying Value Per Bond
$200,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	09/25/19	$200,000	$1,015.0000

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	At March 31, 2020, $12,365,000 of the principal amount was pledged as collateral for options written.
(e)	At March 31, 2020, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	80.4%	$99,884,425
Europe	8.7	10,778,387
Asia/Pacific	6.7	8,238,756
Latin America	2.1	2,618,275
South Africa	1.3	1,612,890
Japan	0.8	1,027,854

Total Investments — Long Positions	100.0%	$124,160,587

Short Positions
North America	(6.5)%	$(8,087,012)
Europe	(0.1)	(143,990)
Asia/Pacific	(0.1)	(73,589)
Japan	(0.0)**	(603)

Total Investments — Short Positions	(6.7)%	$(8,305,194)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

2

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

As of March 31, 2020, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (2.7)%
AGCO Corp.	Pershing LLC	75	USD	354,375	USD	67.50	06/19/20	$3,871
AGCO Corp.	Pershing LLC	100	USD	472,500	USD	55.00	08/21/20	32,012
Agnico Eagle Mines Ltd.	Pershing LLC	270	USD	1,074,330	USD	67.00	05/15/20	6,691
Alamos Gold Inc., Cl. A	Pershing LLC	2,180	USD	1,090,000	USD	6.50	06/19/20	64,100
Alamos Gold Inc., Cl. A	Pershing LLC	1,500	USD	750,000	USD	7.00	10/16/20	108,623
AngloGold Ashanti Ltd., ADR	Pershing LLC	400	USD	665,200	USD	22.00	06/19/20	46,858
Apache Corp.	Pershing LLC	60	USD	25,080	USD	27.50	10/16/20	438
Apache Corp.	Pershing LLC	39	USD	16,302	USD	12.50	01/15/21	1,629
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	879,500	USD	45.00	04/17/20	533
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	879,500	USD	38.00	06/19/20	37,048
B2Gold Corp.	Pershing LLC	1,041	USD	318,546	USD	3.75	04/17/20	5,071
B2Gold Corp.	Pershing LLC	2,400	USD	734,400	USD	4.00	04/17/20	6,226
B2Gold Corp.	Pershing LLC	1,700	USD	520,200	USD	5.00	07/17/20	28,691
B2Gold Corp.	Pershing LLC	2,500	USD	765,000	USD	4.50	11/20/20	128,321
Baker Hughes Co.	Pershing LLC	70	USD	73,500	USD	21.00	07/17/20	437
Baker Hughes Co.	Pershing LLC	65	USD	68,250	USD	15.00	12/18/20	8,291
Barrick Gold Corp.	Pershing LLC	1,100	USD	2,015,200	USD	20.00	05/15/20	126,352
Barrick Gold Corp.	Pershing LLC	1,105	USD	2,024,360	USD	19.00	06/19/20	201,802
Barrick Gold Corp.	Pershing LLC	505	USD	925,160	USD	21.00	10/16/20	95,214
Barrick Gold Corp.	Pershing LLC	504	USD	923,328	USD	22.00	10/16/20	80,840
BHP Group Ltd., ADR	Pershing LLC	100	USD	366,900	USD	54.00	04/17/20	173
BHP Group Ltd., ADR	Pershing LLC	100	USD	366,900	USD	50.00	05/15/20	2,568
BHP Group Ltd., ADR	Pershing LLC	90	USD	330,210	USD	45.00	11/20/20	23,466
BP plc, ADR	Pershing LLC	140	USD	341,460	USD	36.00	05/15/20	1,149
BP plc, ADR	Pershing LLC	140	USD	341,460	USD	38.00	05/15/20	894
BP plc, ADR	Pershing LLC	140	USD	341,460	USD	36.00	06/19/20	1,936
BP plc, ADR	Pershing LLC	140	USD	341,460	USD	24.00	07/17/20	42,989
Bunge Ltd.	Pershing LLC	150	USD	615,450	USD	59.00	06/19/20	13,062
Cabot Oil & Gas Corp.	Pershing LLC	78	USD	134,082	USD	17.50	06/19/20	16,073
Cabot Oil & Gas Corp.	Pershing LLC	80	USD	137,520	USD	16.00	08/21/20	25,784
CF Industries Holdings Inc.	Pershing LLC	130	USD	353,600	USD	47.50	05/15/20	99
CF Industries Holdings Inc.	Pershing LLC	100	USD	272,000	USD	35.00	11/20/20	18,487
Chevron Corp.	Pershing LLC	80	USD	579,680	USD	112.00	04/17/20	35

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Chevron Corp.	Pershing LLC	95	USD	688,370	USD	112.00	05/15/20	$345
Chevron Corp.	Pershing LLC	85	USD	615,910	USD	110.00	06/19/20	884
Chevron Corp.	Pershing LLC	80	USD	579,680	USD	75.00	10/16/20	59,501
Cimarex Energy Co.	Pershing LLC	16	USD	26,928	USD	52.00	04/17/20	0
Cimarex Energy Co.	Pershing LLC	15	USD	25,245	USD	40.00	09/18/20	212
CNH Industrial NV	Pershing LLC	490	USD	274,890	USD	11.00	04/17/20	3,238
CNH Industrial NV	Pershing LLC	490	USD	274,890	USD	10.00	06/19/20	8,902
Concho Resources Inc.	Pershing LLC	20	USD	85,700	USD	65.00	01/15/21	10,612
ConocoPhillips	Pershing LLC	50	USD	154,000	USD	62.50	04/17/20	1
ConocoPhillips	Pershing LLC	18	USD	55,440	USD	60.00	05/15/20	7
ConocoPhillips	Pershing LLC	45	USD	138,600	USD	35.00	10/16/20	15,092
Deere & Co.	Pershing LLC	85	USD	1,174,360	USD	174.00	04/17/20	233
Deere & Co.	Pershing LLC	85	USD	1,174,360	USD	150.00	12/18/20	108,548
Devon Energy Corp.	Pershing LLC	63	USD	43,533	USD	22.00	04/17/20	0
Devon Energy Corp.	Pershing LLC	60	USD	41,460	USD	26.00	07/17/20	103
Diamondback Energy Inc.	Pershing LLC	20	USD	52,400	USD	40.00	12/18/20	7,310
Eni SpA	Morgan Stanley	40	EUR	184,400	EUR	14.25	04/17/20	88
Eni SpA	Morgan Stanley	43	EUR	198,230	EUR	13.00	05/15/20	341
Eni SpA	Morgan Stanley	40	EUR	184,400	EUR	9.00	10/16/20	16,072
EOG Resources Inc.	Pershing LLC	60	USD	215,520	USD	80.00	05/15/20	71
EOG Resources Inc.	Pershing LLC	55	USD	197,560	USD	57.50	12/18/20	10,219
Exxon Mobil Corp.	Pershing LLC	27	USD	102,519	USD	63.00	04/17/20	9
Exxon Mobil Corp.	Pershing LLC	207	USD	785,979	USD	70.00	04/17/20	23
Exxon Mobil Corp.	Pershing LLC	198	USD	751,806	USD	64.00	05/15/20	632
Exxon Mobil Corp.	Pershing LLC	180	USD	683,460	USD	60.00	06/19/20	1,266
Exxon Mobil Corp.	Pershing LLC	196	USD	744,212	USD	46.50	09/18/20	24,728
Exxon Mobil Corp.	Pershing LLC	202	USD	766,994	USD	50.00	10/16/20	18,030
FMC Corp.	Pershing LLC	100	USD	816,900	USD	95.00	04/17/20	3,369
FMC Corp.	Pershing LLC	100	USD	816,900	USD	92.50	10/16/20	60,119
Franco-Nevada Corp.	Pershing LLC	150	USD	1,492,800	USD	116.00	05/15/20	40,170
Franco-Nevada Corp.	Pershing LLC	180	USD	1,791,360	USD	105.00	06/19/20	133,446
Halliburton Co.	Pershing LLC	90	USD	61,650	USD	22.50	04/17/20	0
Halliburton Co.	Pershing LLC	90	USD	61,650	USD	22.00	05/15/20	109
Halliburton Co.	Pershing LLC	75	USD	51,375	USD	10.00	10/16/20	6,860
Halliburton Co.	Pershing LLC	90	USD	61,650	USD	15.00	01/15/21	3,517
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	750	USD	163,500	USD	3.50	06/19/20	14,364
Helmerich & Payne Inc.	Pershing LLC	28	USD	43,820	USD	43.00	04/17/20	4
Helmerich & Payne Inc.	Pershing LLC	23	USD	35,995	USD	45.00	06/19/20	256
Hess Corp.	Pershing LLC	30	USD	99,900	USD	65.00	04/17/20	1
Hess Corp.	Pershing LLC	17	USD	56,610	USD	65.00	06/19/20	265
HollyFrontier Corp.	Pershing LLC	18	USD	44,118	USD	50.00	06/19/20	630
Kinder Morgan Inc.	Pershing LLC	190	USD	264,480	USD	21.00	04/17/20	44

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Kinder Morgan Inc.	Pershing LLC	307	USD	427,344	USD	20.00	06/19/20	$1,605
Kinder Morgan Inc.	Pershing LLC	180	USD	250,560	USD	17.00	01/15/21	21,304
Kirkland Lake Gold Ltd.	Pershing LLC	580	CAD	2,404,100	CAD	27.00	04/17/20	209
Kirkland Lake Gold Ltd.	Pershing LLC	640	CAD	2,652,800	CAD	27.00	06/19/20	194,470
Kirkland Lake Gold Ltd.	Pershing LLC	120	USD	355,200	USD	50.00	06/19/20	6,853
Kubota Corp.	Morgan Stanley	800	JPY	110,520,000	JPY	1,630.00	05/15/20	603
Marathon Oil Corp.	Pershing LLC	118	USD	38,822	USD	13.00	05/15/20	172
Marathon Oil Corp.	Pershing LLC	132	USD	43,428	USD	8.00	12/18/20	3,789
Marathon Petroleum Corp.	Pershing LLC	67	USD	158,254	USD	58.00	05/15/20	14
Marathon Petroleum Corp.	Pershing LLC	60	USD	141,720	USD	57.50	06/19/20	13
Mowi ASA	Morgan Stanley	40,464	NOK	6,419,614	NOK	219.95	04/17/20	10
Mowi ASA	Morgan Stanley	50,000	NOK	7,932,500	NOK	225.00	06/19/20	1,233
Mowi ASA	Morgan Stanley	30,000	NOK	4,759,500	NOK	167.50	07/17/20	23,552
Newcrest Mining Ltd.	Morgan Stanley	620	AUD	1,429,100	AUD	31.50	05/15/20	17,871
Newcrest Mining Ltd.	Morgan Stanley	550	AUD	1,267,750	AUD	33.00	08/21/20	27,687
Newmont Corp.	Pershing LLC	420	USD	1,901,760	USD	47.00	05/15/20	116,767
Newmont Corp.	Pershing LLC	225	USD	1,018,800	USD	49.00	05/15/20	45,246
Newmont Corp.	Pershing LLC	450	USD	2,037,600	USD	50.00	10/16/20	196,955
Noble Energy Inc.	Pershing LLC	50	USD	30,200	USD	23.00	05/15/20	51
Noble Energy Inc.	Pershing LLC	30	USD	18,120	USD	20.00	08/21/20	671
Northern Star Resources Ltd.	Morgan Stanley	1,000	AUD	1,053,000	AUD	15.50	06/19/20	28,032
Nutrien Ltd.	Pershing LLC	250	USD	848,500	USD	51.00	04/17/20	715
Nutrien Ltd.	Pershing LLC	250	USD	848,500	USD	45.00	05/15/20	6,996
Nutrien Ltd.	Pershing LLC	250	USD	848,500	USD	35.00	11/20/20	94,735
Occidental Petroleum Corp.	Pershing LLC	41	USD	47,478	USD	35.00	07/17/20	681
Occidental Petroleum Corp.	Pershing LLC	40	USD	46,320	USD	35.00	09/18/20	1,667
ONEOK Inc.	Pershing LLC	40	USD	87,240	USD	75.00	04/17/20	1
ONEOK Inc.	Pershing LLC	65	USD	141,765	USD	70.00	07/17/20	262
ONEOK Inc.	Pershing LLC	40	USD	87,240	USD	27.50	10/16/20	8,810
Pan American Silver Corp.	Pershing LLC	75	USD	107,475	USD	23.00	01/15/21	12,795
Phillips 66	Pershing LLC	42	USD	225,330	USD	105.00	04/17/20	0
Phillips 66	Pershing LLC	35	USD	187,775	USD	92.50	05/15/20	116
Phillips 66	Pershing LLC	40	USD	214,600	USD	67.50	08/21/20	9,049
Pilgrim’s Pride Corp.	Pershing LLC	50	USD	90,600	USD	22.00	11/20/20	12,642
Pioneer Natural Resources Co.	Pershing LLC	16	USD	112,240	USD	140.00	06/19/20	327

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Pioneer Natural Resources Co.	Pershing LLC	18	USD	126,270	USD	144.00	07/17/20	$589
Rio Tinto plc, ADR	Pershing LLC	170	USD	774,520	USD	55.00	05/15/20	15,779
Rio Tinto plc, ADR	Pershing LLC	170	USD	774,520	USD	58.00	06/19/20	15,261
Rio Tinto plc, ADR	Pershing LLC	170	USD	774,520	USD	50.00	12/18/20	83,897
Royal Dutch Shell plc, Cl. A	Morgan Stanley	33	GBP	468,270	GBp	2,300.00	04/17/20	35
Royal Dutch Shell plc, Cl. A	Morgan Stanley	37	GBP	525,030	GBp	2,100.00	05/15/20	871
Royal Dutch Shell plc, Cl. A	Morgan Stanley	41	GBP	581,790	GBp	1,950.00	06/19/20	2,933
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	37	GBP	525,030	GBp	1,300.00	09/18/20	98,857
Royal Gold Inc.	Pershing LLC	55	USD	482,405	USD	105.00	07/17/20	38,514
Schlumberger Ltd.	Pershing LLC	90	USD	121,410	USD	35.00	04/17/20	31
Schlumberger Ltd.	Pershing LLC	100	USD	134,900	USD	34.00	05/15/20	122
Schlumberger Ltd.	Pershing LLC	130	USD	175,370	USD	30.00	11/20/20	2,724
Suncor Energy Inc.	Pershing LLC	65	USD	102,700	USD	33.00	04/17/20	16
Suncor Energy Inc.	Pershing LLC	75	USD	118,500	USD	31.00	05/15/20	392
Sunoco LP	Pershing LLC	50	USD	78,200	USD	22.50	09/18/20	3,948
TechnipFMC plc	Pershing LLC	85	USD	57,290	USD	20.00	05/15/20	133
TechnipFMC plc	Pershing LLC	85	USD	57,290	USD	19.00	07/17/20	1,489
The Mosaic Co.	Pershing LLC	185	USD	200,170	USD	20.00	06/19/20	1,530
The Mosaic Co.	Pershing LLC	200	USD	216,400	USD	16.00	08/21/20	9,286
The Mosaic Co.	Pershing LLC	200	USD	216,400	USD	15.00	09/18/20	15,933
The Williams Companies Inc.	Pershing LLC	110	USD	155,650	USD	24.00	04/17/20	234
The Williams Companies Inc.	Pershing LLC	175	USD	247,625	USD	22.00	05/15/20	1,790
The Williams Companies Inc.	Pershing LLC	110	USD	155,650	USD	19.00	11/20/20	9,929
TOTAL SA, ADR	Pershing LLC	50	USD	186,200	USD	54.00	04/17/20	0
TOTAL SA, ADR	Pershing LLC	75	USD	279,300	USD	55.00	04/17/20	0
TOTAL SA, ADR	Pershing LLC	115	USD	428,260	USD	50.00	05/15/20	790
TOTAL SA, ADR	Pershing LLC	125	USD	465,500	USD	35.00	10/16/20	86,710
Tyson Foods Inc., Cl. A	Pershing LLC	120	USD	694,440	USD	90.00	04/17/20	308
Tyson Foods Inc., Cl. A	Pershing LLC	150	USD	868,050	USD	80.00	07/17/20	10,755
Tyson Foods Inc., Cl. A	Pershing LLC	120	USD	694,440	USD	70.00	10/16/20	43,091
Valero Energy Corp.	Pershing LLC	40	USD	181,440	USD	90.00	04/17/20	3
Valero Energy Corp.	Pershing LLC	43	USD	195,048	USD	84.00	05/15/20	206
Valero Energy Corp.	Pershing LLC	40	USD	181,440	USD	85.00	05/15/20	182
VanEck Vectors Gold Miners ETF	Pershing LLC	595	USD	1,370,880	USD	30.00	10/16/20	113,506

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Wheaton Precious Metals Corp.	Pershing LLC	400	USD	1,101,200	USD	34.00	05/15/20	$35,072
Wheaton Precious Metals Corp.	Pershing LLC	649	USD	1,786,697	USD	29.00	06/19/20	172,176
Wheaton Precious Metals Corp.	Pershing LLC	450	USD	1,238,850	USD	35.00	07/17/20	68,806

TOTAL OTC CALL OPTIONS WRITTEN								$3,351,185

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.9)%
AGCO Corp.	75	USD	354,375	USD	55.00	11/20/20	$29,250
AngloGold Ashanti Ltd., ADR	280	USD	465,640	USD	23.00	04/17/20	6,720
Chevron Corp.	80	USD	579,680	USD	97.50	12/18/20	18,840
Concho Resources Inc.	20	USD	85,700	USD	80.00	04/17/20	2,500
Concho Resources Inc.	20	USD	85,700	USD	85.00	06/19/20	500
Diamondback Energy Inc.	20	USD	52,400	USD	90.00	06/19/20	220
Endeavour Mining Corp.	150	CAD	300,150	CAD	30.00	04/17/20	1,386
Endeavour Mining Corp.	300	CAD	600,300	CAD	28.50	07/17/20	6,502
Endeavour Mining Corp.	220	CAD	440,220	CAD	30.00	10/16/20	7,504
Energy Select Sector SPDR ETF	85	USD	247,010	USD	32.00	07/17/20	21,250
Energy Select Sector SPDR ETF	340	USD	988,040	USD	36.00	08/21/20	42,840
Energy Select Sector SPDR ETF	65	USD	188,890	USD	40.00	08/21/20	3,640
Energy Select Sector SPDR ETF	300	USD	871,800	USD	35.00	09/18/20	49,800
Franco-Nevada Corp.	104	USD	1,035,008	USD	120.00	10/16/20	68,120
Harmony Gold Mining Co. Ltd., ADR	690	USD	150,420	USD	5.00	08/21/20	10,350
Harmony Gold Mining Co. Ltd., ADR	1,845	USD	402,210	USD	4.00	01/15/21	83,025
IDEXX Laboratories Inc.	45	USD	1,090,080	USD	280.00	04/17/20	6,750
IDEXX Laboratories Inc.	45	USD	1,090,080	USD	250.00	11/20/20	132,750
Kirkland Lake Gold Ltd.	180	USD	532,800	USD	50.00	04/17/20	540
Kirkland Lake Gold Ltd.	75	USD	222,000	USD	50.00	07/17/20	6,525
Kirkland Lake Gold Ltd.	450	USD	1,332,000	USD	40.00	10/16/20	121,500
MAG Silver Corp.	230	USD	176,640	USD	12.50	11/20/20	28,750
MAG Silver Corp.	225	USD	172,800	USD	10.00	12/18/20	31,500
Marathon Petroleum Corp.	60	USD	141,720	USD	42.50	10/16/20	9,120
OceanaGold Corp.	800	CAD	108,000	CAD	3.00	04/17/20	2,274
OceanaGold Corp.	1,000	CAD	135,000	CAD	3.50	04/17/20	1,421
OceanaGold Corp.	1,800	CAD	243,000	CAD	3.00	07/17/20	9,593
Osisko Gold Royalties Ltd.	380	CAD	399,000	CAD	13.00	06/19/20	14,176
Osisko Gold Royalties Ltd.	220	CAD	231,000	CAD	14.00	07/17/20	6,253
Pilgrim’s Pride Corp.	50	USD	90,600	USD	31.00	06/19/20	1,250
Pilgrim’s Pride Corp.	50	USD	90,600	USD	27.00	09/18/20	2,875
Pioneer Natural Resources Co.	18	USD	126,270	USD	130.00	09/18/20	3,825

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Pretium Resources Inc.	440	USD	249,480	USD	13.00	04/17/20	$4,400
Pretium Resources Inc.	550	USD	311,850	USD	9.00	06/19/20	13,750
Royal Gold Inc.	54	USD	473,634	USD	115.00	04/17/20	3,780
SEMAFO Inc.	500	CAD	136,500	CAD	3.00	04/17/20	3,553
SEMAFO Inc.	500	CAD	136,500	CAD	5.00	04/17/20	888
SSR Mining Inc.	200	USD	227,600	USD	19.00	06/19/20	3,500
SSR Mining Inc.	260	USD	295,880	USD	20.00	12/18/20	15,600
The Mosaic Co.	200	USD	216,400	USD	23.00	04/17/20	2,800
Torex Gold Resources Inc.	250	CAD	340,750	CAD	20.00	04/17/20	1,421
Torex Gold Resources Inc.	470	CAD	640,610	CAD	18.00	06/19/20	18,368
VanEck Vectors Gold Miners ETF	561	USD	1,292,544	USD	30.00	04/17/20	8,415
VanEck Vectors Gold Miners ETF	365	USD	840,960	USD	29.00	05/15/20	23,725
VanEck Vectors Gold Miners ETF	255	USD	587,520	USD	29.00	09/18/20	44,625
Zoetis Inc.	100	USD	1,176,900	USD	140.00	04/17/20	4,750
Zoetis Inc.	180	USD	2,118,420	USD	145.00	05/15/20	40,050
Zoetis Inc.	180	USD	2,118,420	USD	125.00	01/15/21	225,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$1,146,174

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Put Options Written — (1.4)%
SPDR Gold Shares	82	USD	1,214,010	USD	151.00	01/15/21	$116,030
VanEck Vectors Gold Miners ETF	1,850	USD	4,262,400	USD	26.50	04/17/20	619,750
VanEck Vectors Gold Miners ETF	1,850	USD	4,262,400	USD	26.00	07/17/20	883,375
VanEck Vectors Gold Miners ETF	460	USD	1,059,840	USD	18.00	01/15/21	69,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$1,688,155

TOTAL OPTIONS WRITTEN							$6,185,514